Accrued Expenses	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Accrued Expenses [Abstract]
ACCRUED EXPENSES

NOTE 15 – ACCRUED EXPENSES

Accrued expenses consisted of the following:

(in thousands)

	September 30, 2024	December 31, 2023

Employee compensation	$683	$1,202
Accrued bonuses	259	178
Performance guarantee liabilities	262	165
Other accrued expenses and liabilities	1,753	1,271
Accrued expenses	$2,957	$2,816

NOTE 17 – ACCRUED EXPENSES

Accrued expenses consisted of the following:

	December 31, 2023	December 31, 2022
Employee compensation	$1,202,145	$1,433,327
Accrued bonuses	178,000	1,712,009
Performance guarantee liabilities	165,464	244,029
Other accrued expenses and liabilities	1,270,545	1,885,351
Total accrued expenses	$2,816,154	$5,274,716